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Nelson Mullins Riley & Scarborough LLP
Attorneys and Counselors at Law 104 South Main Street/Ninth Floor/Greenville, SC 29601 Tel: 864.250.2300 Fax: 864.250.2359 www.nelsonmullins.com	Neil E. Grayson (Admitted in GA SC & NY) Tel: 864.250.2235 Fax: 864.250.2359 neil.grayson@nelsonmullins.com

January 15, 2008

Mr. William Friar
Senior Financial Analyst
United States Securities and
Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549

  Re:
  Yadkin Valley Financial Corporation
  Registration Statement on Form S-4
  Filed on August 22, 2007
  File Number 333-145628
  Form 10-K
  March 16, 2007
  File Number 000-52099

Dear Mr. Friar:

        On behalf of Yadkin Valley Financial Corporation, we are hereby filing Pre-effective Amendment No. 1 to Yadkin Valley's Registration Statement on Form S-4 and Amendment No. 2 to Yadkin Valley's Annual Report on Form 10-K for the year ended December 31, 2006. We are filing these amendments in response to the Staff's comment letter dated September 18, 2007. This Amendment No. 1 to Form S-4 also includes the new financial information made available for the third quarter of 2007 for Cardinal State Bank and reflects the incorporation by reference of Yadkin Valley's 10-Q for the third quarter of 2007. The paragraphs below respond to the Staff's numbered comments. References to page numbers are to page numbers of the Form S-4 or the Form 10-K as revised and included in the amendments. We are also sending you by overnight courier three courtesy copies and three redlined versions of the Form S-4 and the Form 10-K.

Form S-4
General

1.
Please include a cover letter with your next filing.

        RESPONSE: This response letter shall serve as the requested cover letter.

2.
Please revise to state that you incorporate by reference the merger agreement and refer to Item 4(c) of Form S-4.

        RESPONSE: We have revised page 4 of the Amended Form S-4 to state that the merger agreement is incorporated by reference into the Form S-4.

Atlanta • Boston • Charleston • Charlotte • Columbia • Greenville • Myrtle Beach • Raleigh • Washington, DC • Winston-Salem

3.
Please revise to provide quantitative and qualitative disclosures about market risk or respond to where you have already provided this. Refer to Item 305 of Regulation S-K.

        RESPONSE: The quantitative and qualitative disclosures about market risk for Yadkin Valley are included in its Annual Report on Form 10-K for the year ended December 31, 2006 (Item 7A) and its Quarterly Report on Form 10-Q (Item 3) for the period ended September 30, 2007. These disclosures are incorporated by reference in the Form S-4 as permitted by Items 10 and 11 of Form S-4. See page 71 of the Amended Form S-4 for a cross reference to these disclosures.

4.
Please revise to provide or indicate where you have already disclosed the information required by Rule 14a-5(e) of the Securities and Exchange Act pursuant to Item 18(a)(1) of Form S-4.

        RESPONSE: We have revised the Form S-4 to include this information. This information is now disclosed in the Amended Form S-4 on page 54.

5.
Please provide the staff with copies of the board books that The Orr Group, LLC provided in connection with the transactions.

        RESPONSE: We are providing this information to the staff supplementally under separate cover.

6.
Please confirm that Cardinal State Bank and Yadkin Valley Financial did not exchange financial projections, or if they did, please put them in the prospectus.

        RESPONSE: We are providing supplementally to the staff under separate cover a copy of the projections that Cardinal State Bank provided to Yadkin Valley in connection with the merger. These materials include average balance sheets and income statements broken down by month for 2007 to 2009. We do not believe it would be meaningful to include this detail in the Form S-4. However, we have revised page 20 of the Form S-4 to include a summary of these projections, including projected total assets and net income for 2007 to 2009. Yadkin Valley has confirmed that it did not provide any financial projections to Cardinal.

7.
Please unbundle the changes in the articles of incorporation from Cardinal to Yadkin, including the change in the staggered board and changes in the removal of directors. Refer to Item 4(a)(4) of Regulation S-K and the Fifth Supplement of Telephone Interpretations, September 2004.

        RESPONSE: We believe you are referring to Rule 14a-4(a)(3) and not Item 4(a)(4) of Regulation S-K. We also believe this rule does not apply to this merger, as no changes are being proposed to Yadkin Valley's bylaws concerning a staggered board or removal of directors. As noted in the Fifth Supplement of Telephone Interpretations, September 2004:

  [u]nbundling would not be required if an acquired company will be merging into a public company and (1) the acquiring public company has provisions in its charter or bylaws that differ from those in the charter or bylaws of the acquired company, and (2) the acquiring public company's charter and bylaws are not being changed in connection with the merger. Unbundling a provision of the acquiring public company's charter or bylaws on the acquired company's form of proxy where the above conditions exist would be tantamount to the unnecessary re-approval or ratification of a public company's pre-existing charter or bylaw provisions.

        Yadkin Valley's articles of incorporation and bylaw provisions related to a staggered board and removal of directors are not being changed in connection with this merger. We do note that Yadkin Valley is amending its bylaws to permit the board to fill vacancies created by an increase in the authorized number of directors, and the board will fill these newly created vacancies with two existing Cardinal directors. However, this amendment does not require shareholder approval, and therefore is not a required unbundled item. As noted in the Fifth Supplement of Telephone Interpretations, September 2004, "the application of this guidance would not require that proposed changes to bylaw provisions that are permitted by a company's governing instruments to be amended by the Board of

Directors be unbundled." Yadkin Valley's bylaws and North Carolina law permit the board to amend this bylaw provision and appoint these new directors to serve until the next annual shareholders' meeting.

Outside Front Cover Page of Prospectus

8.
Please revise to include a cross-reference to the risk factors section, including the page number where it appears in the prospectus. Highlight this cross-reference by prominent type or in another manner. Refer to Item 501(b)(5) of Regulation S-K.

        RESPONSE: We have revised the cover page of the prospectus to cross-reference the risk factors section, including the page number where it appears in the prospectus.

Cover Page

9.
Reference is made to the second sentence in the first paragraph of the cover page. It is unclear to us why, before you can complete the merger you must obtain approval of the proposal to authorize the board of directors of Cardinal to adjourn the special meeting. As it is now written, it appears that if shareholders approve the merger, but do not authorize the board to adjourn, the transaction will not go forward. Please advise or revise the language.

        RESPONSE: We have revised the cover page of the Amended Form S-4 to clarify the ambiguous language.

10.
Reference is made to the second paragraph. We assume that while there is a limit on the cash election, there is no limit on the stock election and that one hundred per cent may be paid in Yadkin stock, if that is what shareholders want. Please clarify.

        RESPONSE: There is a limit on the stock election—elections are limited by a requirement that only 58% of the total number of outstanding shares of Cardinal common stock may be exchanged for cash and only 42% of the total number of outstanding shares of Cardinal common stock may be exchanged for Yadkin Valley common stock. We have revised the cover page of the Amended Form S-4, as well as corresponding language throughout the document, to clarify the ambiguous language.

Questions and Answers, page 1

11.
Reference is made to the second question, "Why is Cardinal merging with and into Yadkin Valley Bank and Trust Company?" Consideration should be given to revising the first sentence. There is a reference to 3 boards and we would suggest that it would be easier for shareholders if only 2 boards are referenced, the boards of the two holding companies.

        RESPONSE: We have revised page 1 of the Amended Form S-4 to reference only two boards.

Summary, page 4

12.
Please revise to state that the Summary summarizes "material," not "selected," information. Please delete the language in the first sentence beginning "and may not contain..." You can direct readers to the rest of the prospectus.

        RESPONSE: We have revised page 4 of the Amended Form S-4 to state that the Summary summarizes "material," not "selected" information and deleted the noted language. We have also made this change several other places in the Amended Form S-4.

13.
Please revise to provide the reasons for Yadkin Valley to engage in the merger. Refer to Item 4(a)(2) of Form S-4.

        RESPONSE: We have revised page 5 of the Amended Form S-4 to create a new section to state that the Yadkin Valley board of directors believes that the merger is in its shareholders best interests. We have also revised page 31 of the Amended Form S-4 to include reasons Yadkin Valley's board of directors used in their determination of whether to engage in the merger.

14.
Under, "The Companies," on page 4, please consider giving an indication of the size of each company. For example, consider including total assets of each company as of a recent date.

        RESPONSE: We have revised page 4 of the Amended Form S-4 to give the size of each company.

15.
Under, "Cardinal Special Shareholders' Meeting" on page 5, it appears to us that there is a word that has been dropped after the first two. Please review.

        RESPONSE: We have revised page 5 of the Amended Form S-4 to add the missing word.

Risk Factors, page 15

16.
If appropriate, include a recent developments section which discusses any effects of the recent conditions in the credit market on Guaranty Financial Group.

        RESPONSE: We assume that you are asking about Yadkin Valley instead of Guaranty Financial Group. Yadkin Valley has confirmed that the recent condition of the credit market has not had an adverse effect on Yadkin Valley and that no additional risk factor is necessary.

Background of the Merger, page 18

17.
Please revise to expand your discussion regarding the negotiation of the principal terms of the merger, including the price.

        RESPONSE: We have revised the Amended Form S-4 to expand the discussion regarding the negotiation of the principal terms of the merger, including price. See the discussion starting on page 18 of the Amended Form S-4.

Cardinal's Reasons for the Merger; Recommendation of the Cardinal Board, page 20

18.
We note that you provide a list of factors that Cardinal has considered. Please revise to disclose with analysis why, taking into account the risks and negative reasons, the board still recommends the merger.

        RESPONSE: We have reviewed the section in which Cardinal has listed the factors it considered in connection with the merger. Cardinal believes that this section currently discloses with analysis why, taking into account the risks and negative reasons, the Cardinal board recommends the merger. We have not made any changes to this section.

Opinion of Cardinal's Financial Advisor, page 22

19.
Please revise to state that The Orr Group, LLC has consented to the inclusion of its opinion in the prospectus.

        RESPONSE: We have revised page 22 of the Amended Form S-4 to state that The Orr Group, LLC has consented to the inclusion of its opinion in the prospectus.

Pro Forma Merger Analysis, page 30

20.
Reference is made to the bold faced statement at the bottom of this section. The description of the opinion should be complete so that you can remove the qualification contained in this paragraph.

        RESPONSE: We have revised page 30 of the Amended Form S-4 to remove the qualification contained in this bold faced paragraph.

Termination of the Existing Cardinal Executive Employment Agreements, page 35

21.
Reference is made to the agreements to exchange cash in exchange for the termination of health and dental care coverage. Please advise us of how these amounts were determined. If they are in excess of actual costs of such benefits, please make that clear in this section.

        RESPONSE: Cardinal is a party to employment agreements with each of John W. Mallard, Jr., W. Harold Parker, Jr., A. Lewis Bass, III, and Wendy B. Wagner. These agreements were executed in 2001 and amended in 2007. As a condition to the merger, Yadkin is requiring each of these individuals to terminate these employment agreements. To induce these individuals to terminate their existing employment agreements and forego rights that they may have under these agreements, Cardinal and Yadkin have entered into settlement and release agreements with each executive. Under these agreements, immediately prior to the closing of the merger, Cardinal intends to pay Mr. Mallard an amount of $625,000 and Mr. Parker an amount of $484,000 in exchange for each executive's agreement to terminate his rights under his employment agreement to receive health and dental care coverage for life for himself and his spouse.

        The amounts of these payments were determined as a result of arms-length negotiations between the executives and Yadkin. In the course of these negotiations, Cardinal retained Larry D. Morris of GHB Consulting, Inc. to calculate the actuarial value of these benefits. Mr. Morris was formerly the chief actuary for BlueCross BlueShield of North Carolina, and his firm's current clients include the North Carolina Bankers Association and the North Carolina Bar Association. Mr. Morris determined that the net present value of Mr. Mallard's benefits was $798,937 and the net present value of Mr. Parker's benefits was $589,095. These calculations were based on the text of the employment agreements, assumed retirements at 65, a 12% annual increase in the cost to provide the benefits, and a discount rate of 5.75%. We are providing supplementally to the staff a copy of the calculations prepared by Mr. Morris.

        For each executive, this value is in excess of the amount to be paid to the executive to terminate these rights under each executive's agreement. In negotiating these settlements, Yadkin considered the liability it would assume in the merger for the health and dental care coverage and other obligations under these agreements if the executives would not agree to terminate them. The parties also considered the other contractual rights that each executive was relinquishing by agreeing to terminate his employment agreement. Ultimately, the Cardinal executives agreed to accept cash payments equal to less than the full value of the health and dental care coverage in exchange for termination of their employment agreements (an aggregate of approximately $1.11 million in settlement of rights valued at approximately $1.39 million).

        Following execution of the merger agreement, Cardinal realized that it had not recorded a liability in 2001 with respect to its obligations under the executive employment agreements. This unrecorded liability relates to the employment agreements entered into by Cardinal with Mr. Mallard and Mr. Parker on July 1, 2001 which contained provisions whereby health and dental insurance would be provided to each officer and his spouse for the remainder of the officer's life. Cardinal determined that under the relevant provisions of the employment agreements, a liability should have been recorded on that date and additions to that liability should have been recorded in years subsequent to 2001. After consultation with Cardinal's independent accountants, Elliott Davis, PLLC, and based on the requirements of generally accepted accounting principles, Cardinal has concluded that a liability should have been recorded in an amount sufficient to ensure that the entire net present value of the expected future cash flows is recorded as of the date (i.e. July 1, 2001) the officers became eligible to receive the benefits under the terms of their employment agreements, which did not specify a required service period or vesting schedule. Cardinal has also concluded that additions to the initially established liability should be recorded for subsequent years.

        Cardinal's board of directors has approved the proposed restatement. In reviewing the proposed restatement with the Cardinal board of directors, Mr. Mallard and Mr. Parker generally noted that although the provisions of the employment agreements did not require any mitigation of Cardinal's obligations by the executives, it became their expectation and the expectation of the Cardinal personnel/compensation committee, at some point after the employment agreements were executed, that the insurance benefits that would be provided would be the actual costs to add each executive to his spouse's insurance policies. They also noted that the current cost of providing this insurance would be approximately $800 for each per month and it was their expectation that these benefits would be provided to them in the event of a separation of employment for any reason other than for cause. However, Mr. Mallard and Mr. Parker subsequently clarified that their intent was and continues to be that, although in some circumstances each executive would be willing to be covered under his spouse's plan, each executive would have the right to receive the full insurance benefits set forth in his agreement because there could be circumstances under which the executive could not be covered under his spouse's policy (for example, following a divorce) or would not agree to accept that coverage (for example, if the executive concluded the spouse's policy provided inferior benefits). Moreover, the executives also noted that there may be circumstances where a spouse would terminate her coverage and elect to be covered under her spouse's plan with Cardinal.

        The Cardinal board of directors has concluded that the clarifications of Mr. Mallard and Mr. Parker are accurate reflections of Cardinal's obligations. Consequently, Cardinal has restated its financial statements for 2001 and subsequent periods to reflect a liability of approximately $1.39 million related to its obligations under the employment agreements to provide these health care benefits.

        We have added a discussion of these matters to the Form S-4 starting on page 38.

Mallard Employment Agreement, page 36

22.
We note your disclosure regarding Mr. Mallard's employment agreement. Please revise to provide disclosure under Item 402 of Regulation S-K pursuant to Item 18(a)(7)(ii) of Form S-4, including but not limited to the Compensation Discussion and Analysis and the required disclosure tables. Confirm that his new position will be a full time position.

        RESPONSE: Mr. Mallard's position at Yadkin Valley will be a full time position, and we have included disclosures regarding his employment agreement. However, Mr. Mallard is not a "named executive officer" under Item 402(a)(3) because he has not served as Yadkin Valley's principal executive officer or principal financial officer nor in any other capacity. The determination of who is considered a "named executive officer" of the registrant is based on the officer capacity or compensation earned "during the last completed fiscal year" not on future officer capacity or on compensation to be earned. Furthermore, according to the Compliance and Disclosure Interpretations of the Division of Corporate Finance (updated as of August 8, 2007):

  1.02    Following a merger among operating companies, there is no concept of "successor" compensation. Therefore, the surviving company in the merger need not report on compensation paid by predecessor corporations that disappeared in the merger. Similarly, a parent corporation would not pick up compensation paid to an employee of its subsidiary prior to the time the subsidiary became a subsidiary (i.e., when it was a target). Moreover, income paid by such predecessor companies need not be counted in computing whether an individual is a named executive officer of the surviving corporation. A different result may apply, however, in situations involving an amalgamation or combination of companies. A different result also applies where an operating company combines with a shell company, as defined in Securities Act Rule 405, as provided in Interpretive Response 1.12, below. [August 8, 2007]

        Yadkin Valley will not begin to compensate Mr. Mallard until after consummation of the merger; and, accordingly, Item 402 disclosure for Mr. Mallard would not be required, if ever, until no earlier than in the annual report for Yadkin Valley for the year in which Mr. Mallard first begins to receive compensation directly from Yadkin Valley.

Stock Options, page 37

23.
Note the dollar value of the 156,550 options that will be exchanged for $17.62.

        RESPONSE: We have revised page 37 of the Amended Form S-4 to note the dollar value of the 156,550 options that will be exchanged for $17.62.

Information about Surviving Company's Directors, page 48

24.
We note your disclosure regarding Messrs. Shambley and Hill. Please revise to provide similar disclosure for Mr. Mallard and all other applicable disclosure under Items 401 and 404 of Regulation S-K pursuant to Item 18(a)(7)(iii) of Form S-4, respectively.

        RESPONSE: Form S-4 and Regulation S-K require disclosures under Items 401, 402, 404, and 407 only for those persons that will serve as a director or an executive officer of Yadkin Valley. Yadkin Valley does not believe that Mr. Mallard will be an "executive officer" of Yadkin Valley as that term is defined in Rule 3b-7 of the Securities Exchange Act of 1934. The definition states that "[e]xecutive officers of subsidiaries may be deemed executive officers of the registrant if they perform such policy making functions for the registrant." Yadkin Valley does not contemplate that Mr. Mallard will have such authority or control to make policy for Yadkin Valley.

25.
In the first bullet point, please note over what period of time the 11,000 shares were given.

        RESPONSE: We have revised page 48 of the Amended Form S-4 to note over what period of time the 11,000 shares were given.

Management's Discussion and Analysis of Results of Operations and .... page 58

26.
Please revise to expand your disclosure to fully discuss the results of operation and financial condition including any trends. Refer to Item 303 of Regulation S-K. Also, the discussion and analysis of known trends, demands, commitments, events and uncertainties is necessary to an understanding of a company's performance. Please discuss material known trends and uncertainties regarding your financial condition and the results of operations. Refer to III.B.3 of Release Number 33-8350 regarding MD&A, dated December 29, 2003.

        RESPONSE: We have revised page 58 of the Amended Form S-4 to expand the disclosure to fully discuss the results of operation and financial condition including any trends and discuss material known trends and uncertainties regarding the financial condition and the results of operations.

27.
In the sections, "Provision for Loan Losses and Asset Quality," please include and discuss the ratio of Provision for Loan Losses to Non Performing Assets.

        RESPONSE: We have revised page 58 of the Amended Form S-4 to include and discuss the ratio of Provision for Loan Losses to Non Performing Assets.

Information about Cardinal
Management's Discussion and Analysis of Financial Condition and Results of Operations
for the Six Month Years Ended December 31, 2006, 2005 and 2004

Table 5. Analysis of the Allowance for Loan Losses, page 65

28.
Please revise to present charge-offs and recoveries by loan type. Refer to Section IV.A. of Industry Guide III.

        RESPONSE: We have revised page 65 of the Amended Form S-4 to present charge-offs and recoveries by loan type.

Table 6. Allocation of the Allowance for Loan Losses, page 66

29.
We note the 2006 column does not appear to foot. Please revise or advise us.

        RESPONSE: We have revised page 66 of the Amended Form S-4 to make the 2006 column foot.

Item 21. Exhibits and Financial Statement Schedules—Exhibit 5, page II-2

30.
You can limit reliance on your opinion with regard to purpose, but not person. Please revise.

        RESPONSE: We have revised Exhibit 5, page II-2 of the Amended Form S-4 to remove the limitation on our opinion with regard to purpose, but not person.

Exhibit 8

31.
Please include all exhibits, including the tax opinion, in your next filing. They are subject to review and the staff will need time to examine them. Please refer to Item 4(a)(4) of Form S-4 and to Item 601(b)(8) of Regulation S-K.

        RESPONSE: We have provided our tax opinion as Exhibit 8.1. Yadkin Valley has confirmed that there are no other new exhibits to be filed.

Form 10-K

32.
We note your disclosure on page 29 that you reclassified $409,000 from other service fees in 2005 to salaries and benefits in 2006 and that the reclassified account was a contra, or credit expense account consisting of deferred loan costs under SFAS91. We also note your accounting policy on page 39 that loan origination and other fees, net are deferred and recognized as an adjustment of the related loan yield using the interest method. Please tell us the following so that we may better understand your accounting:

•
Clarify whether the reclassified amounts represent amortization expense related to deferred loan costs included within the loan balance on your balance sheet or if they represent other types of expenses (if other types, please describe);

•
If amortization expense related to deferred loan costs, clarify how the classification of the expense in other service fees and salaries and benefits complies with guidance in paragraph 22 of SFAS91;

•
Reconcile your accounting policy to your MD&A disclosures; and

  •
  If you determine your current and historical classifications of these costs are not in accordance with the applicable guidance in SFAS91, quantify the impact on interest income and yields for all periods presented and revise if material.

        RESPONSE: We have included responses from Yadkin Valley to the above individual bulleted requests for clarification in the bulleted responses below.

  •
  In the Form 10-K, we describe a reclassification of an account from other service fees in 2005 to salaries and benefits in 2006. The reclassified account was a contra, or credit, expense account consisting of deferred loan costs under FASB 91. The amount of the credit included in other service fees in 2005 was $409,000. The reclassified amounts represent amortization expense related to deferred loan costs rather than other types of expenses because these amounts reflect salaries attributed to payroll costs for originating loans. When loans are originated, this contra-salary general ledger account is credited for the salary costs attributed to originating loans and recorded as a debit to a loan balance sheet account. Loan fees are posted as credits to this same balance sheet account. The net credit balance of loan fees and deferred salaries, a loan balance sheet account, is amortized over the life of the loans. In 2005, Yadkin Valley included the contra-salary account on the income statement line item for other service fees but changed the classification to salaries and benefits in 2006 since it was a reduction to salaries.

  •
  The amortization of fees and costs has been recorded as an interest income component in compliance with SFAS 91, paragraph 22. The credit to salaries classified as an increase to other service fees in 2005 and as a reduction to salaries and benefits in 2006 is a separate issue from the amortization. It represents an entry that creates the deferred cost balance which is subsequently to be amortized.

  •
  Yadkin Valley's accounting policy states that "loan origination and other fees, net of certain direct origination costs, are deferred and recognized as an adjustment of the related loan yield using the interest method." In the MD&A discussion, we describe that the amount of salary costs deferred during the year totaled $409,000. The amortization of net loan fees and costs totaled $715,972. This amount was included in loan interest income. The balance of unamortized net fees and costs included in loans is $1,248,506. The MD&A discloses that the income statement account 7041000, "Loan Cost Summary," which has a credit balance, was reclassified from Other Service Fees (noninterest income) in 2005 to Salaries and Benefits in 2006. This account is credited with salaries representing direct costs of loan origination, and the offsetting debit is recorded in the balance sheet account 1566000, "Unearned FASB Fees." The amount of direct loan costs debited to Unearned FASB Fees was $409,000 in 2005 and $712,882 in 2006. As discussed in the previous paragraph, the offsetting credit balances were included in Income Statement line items Other Service Fees in 2005 and Salaries and Benefits in 2006. The other activity posted to the Unearned FASB Fees account are loan origination fees which are recorded as credit entries. The net of origination fees and direct costs of loan originations included in Unearned FASB Fees are subsequently amortized over the life of the loans by the interest method as prescribed by FASB Statement Number 91.

  •
  Yadkin Valley has determined that the amortization and balance sheet amounts have been recorded in accordance with SFAS 91 for all periods presented 2004-2006.

Notes to Consolidate Financial Statements
Summary of Significant Accounting Policies
Loans and Allowance for Loan Losses, page 39

33.
We note your disclosure on page 40 that the provision for loan losses charged to operations is an amount sufficient to bring the allowance for loan losses to an estimated balance considered adequate to absorb "potential" losses in the portfolio. The reference to "potential" losses could indicate that your estimates are based on future, rather than incurred losses. Please clarify for us whether you are using an incurred or expected loss model to determine your allowance for loan losses.

        RESPONSE: As stated in the MD&A section on page 17 of the 2006 Form 10-K, the allowance account is an estimate that represents probable incurred losses. Because those losses have not been recognized by being charged-off, we used the term "potential" losses.

Items 10 and 11, page 65

34.
Please revise to place the Compensation Discussion and Analysis before your disclosure on the tables, such as the Summary Compensation Table.

        RESPONSE: This information was previously incorporated by reference to the Yadkin Valley Proxy Form 14A filed on April 19, 2007. In response to this question, we have re-ordered this section to place the Compensation Discussion and Analysis before the tables, such as the Summary Compensation Table, and have amended the 10-K to include these disclosures and tables.

35.
Besides Messrs. Long and Laws, please confirm if you have other employees whose total compensation exceed $100,000. Refer to Instruction 1 to Item 402(a)(3) of Regulation S-K.

        RESPONSE: Yadkin Valley does have other employees whose compensation exceeds $100,000 under the tests of Item 402(a)(3) of Regulation S-K. However, Yadkin Valley does not consider any of these employees to be an executive officer under Rule 3b-7.

36.
Please revise to disclose in your narrative on "Potential Payments Upon Termination or Change in Control" how you determined the appropriate payment and benefit levels under the various circumstances that trigger payments or provision of benefits. Please provide background on how you arrived at and determined such appropriate levels. Refer to Item 402(j)(3) of Regulation S-K.

        RESPONSE: We have filed Amendment No. 2 to Form 10-K for the year ended December 31, 2006 to disclose in the narrative, on page 65 of the Amended 10-K, on "Potential Payments Upon Termination or Change in Control" how the appropriate payment and benefit levels were determined under the various circumstances that trigger payments or provision of benefits and to provide background on how such levels were determined.

37.
Please revise your disclosure under "Company Transactions with Directors and Officers" whether or not your comparable loans were with "persons not related to the lender." Refer to Instruction 4(c)(ii) of Item 404(a) of Regulation S-K.

        RESPONSE: We have filed Amendment No. 2 to Form 10-K for the year ended December 31, 2006 to state whether or not the comparable loans, listed on page 65 of the Amended Form 10-K, were with "persons not related to the lender in the disclosure under "Company Transactions with Directors and Officers."

38.
Please revise to describe in more detail in your policies and procedures under "Company Transactions with Directors and Officers" for the review, approval or ratification of transactions under 404(b).

        RESPONSE: We have filed Amendment No. 2 to Form 10-K for the year ended December 31, 2006 to describe in more detail, on page 65 of the Amended Form 10-K, in Yadkin Valley's policies and procedures under "Company Transactions with Directors and Officers" for the review, approval or ratification of transactions under 404(b).

On behalf of Yadkin Valley Financial Corporation, we hereby acknowledge that:

  •
  Yadkin Valley Financial Corporation is responsible for the adequacy and accuracy of the disclosure in the filings;

  •
  staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filings; and

  •
  Yadkin Valley Financial Corporation may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

        Please acknowledge receipt of this filing by means of EDGAR Postmaster. Please contact me at (864) 250-2235 if you have any questions or any additional comments.

Very truly yours,
NELSON MULLINS RILEY & SCARBOROUGH LLP
/s/ Neil E. Grayson
Neil E. Grayson
cc:
William A. Long
John W. Mallard, Jr.
Robert A. Singer